Equity Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Equity Based Compensation Plans

Note 12: Equity Based Compensation Plans

On July 26, 2005, a predecessor company adopted the Lighting Science Group Corporation 2005 Equity-Based Incentive Compensation Plan (the “2005 Plan”), and a proposal to implement such plan was approved at the annual stockholders’ meeting in August 2005. In April 2008, the Company’s Board of Directors amended, restated and renamed the 2005 Plan (the “Equity Plan”), and a proposal to approve the Equity Plan was approved at the annual stockholders’ meeting in October 2008. On August 31, 2009, the Board of Directors approved an amendment to the Equity Plan that among other things increased the total number of shares of common stock available for issuance thereunder from 5,000,000 shares to 20,000,000 shares. Such amendment was subsequently approved at the annual stockholders’ meeting on May 26, 2010. On February 10, 2011, the Board of Directors approved an additional amendment to the Equity Plan that increased the total number of shares of common stock available for issuance thereunder from 20,000,000 shares to 28,000,000 shares. Such amendment was subsequently approved at the annual stockholders’ meeting on August 10, 2011.

Awards granted under the Amended and Restated Plan may include incentive stock options, which are qualified under Section 422 of the Internal Revenue Code (the “Code”), stock options other than incentive stock options, which are not qualified under Section 422 of the Code, stock appreciation rights, restricted stock, phantom stock, bonus stock and awards in lieu of obligations, dividend equivalents and other stock-based awards. Awards may be granted to employees, members of the Board of Directors, and consultants. The Equity Plan is generally administered by the Compensation Committee of the Board of Directors. Vesting periods and terms for awards are determined by the plan administrator. The exercise price of each stock option or stock appreciation right is equal to or greater than the market price of the Company’s stock on the date of grant and no stock option or stock appreciation right granted may have a term in excess of ten years.

Stock Option Awards

The following table summarizes stock option activity as of December 31, 2011 and changes during the year then ended:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding as of December 31, 2010	12,753,756	$1.38
Granted	2,850,000	3.66
Exercised	(1,227,125)	1.02
Forfeited or expired	(1,308,782)	3.05

Outstanding as of December 31, 2011	13,067,849	$1.75	7.28	$4,881,048

Vested or expected to vest as of December 31, 2011	12,565,148	$1.70	7.22	$4,808,791

Exercisable as of December 31, 2011	8,352,099	$1.22	6.38	$4,072,204

The stock option agreements issued on August 21, 2009 and November 18, 2009 contained a clause whereby all nonvested, outstanding options would become fully vested upon the occurrence of a Capitalization Threshold Event. For purposes of these options a “Capitalization Threshold Event” was deemed to have occurred on the first trading day immediately following any sixty consecutive trading day period during which the Company’s market capitalization, including all issued and outstanding common and preferred stock, exceeded $300.0 million. The Capitalization Threshold Event was deemed to have occurred as of December 31, 2010 and 4,531,875 options vested.

The total intrinsic value in the table above represents the total pretax intrinsic value, which is the total difference between the closing price of the Company’s common stock on December 31, 2011 and the exercise price for each in-the-money option that would have been received by the holders if all instruments had been exercised on December 31, 2011. This value fluctuates with the changes in the price of the Company’s common stock. As of December 31, 2011, there was $7.7 million of unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 2.22 years.

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number	Weighted Average Remaining Contractual Term	Weighted Average Exercise Price	Number	Weighted Average Exercise Price

$1.00 - $1.00	8,351,256	7.09	1.00	6,880,631	1.00
$1.11 - $3.28	2,020,493	5.84	2.06	1,133,368	1.59
$3.29 - $3.99	1,890,350	9.22	3.54	132,350	3.38
$4.08 - $4.95	737,750	8.44	4.36	187,750	4.90
$5.05 - $5.05	50,000	9.07	5.05	—	0.00
$7.40 - $7.40	5,500	5.11	7.40	5,500	7.40
$10.80 - $10.80	12,500	5.59	10.80	12,500	10.80

Total	13,067,849	7.28	1.75	8,352,099	1.22

Other information pertaining to stock options is as follows:

	For the Years Ended December 31,
	2011	2010	2009

Weighted average grant date fair value per share of options	$3.66	$1.00	$0.27
Total intrinsic value of options exercised	$3,044,903	$659,148	$—

Restricted Stock Awards

In April 2008, the Company issued restricted stock awards to certain of its management staff for a total of 841,250 shares of common stock. The vesting schedule for these restricted stock awards was as follows: (i) 33% of the total awarded shares vest on the first date after the grant date that the Company’s “Recognized Revenue” equals $50 million, (ii) 34% of the awarded shares vest on the first date after the grant date that the Company’s Recognized Revenue is greater than $115 million and (iii) 33% of the awarded shares shall vest on the first day after the grant date that the Company’s Recognized Revenue is greater than $150 million. In any event, all outstanding restricted stock awards vested on the third anniversary of the grant date, which was April 2011. For purposes of the vesting schedule, Recognized Revenue is defined as the cumulative gross revenue generated by (i) sales of products that have been delivered to customers of the Company or one of its subsidiaries, or (ii) licensing of the technology developed by the Company or one of its subsidiaries, since January 1, 2008.

On April 28, 2011, the Company issued restricted stock awards to its Chief Executive Officer for a total of 1,000,000 shares of common stock. The vesting schedule for these restricted stock awards is 100% vested on the fourth anniversary of the grant date.

For the years ended December 31, 2011, 2010 and 2009, the Company recorded compensation expense related to restricted stock awards of $484,000, $(14,000) and $2.1 million, respectively.

A summary of nonvested shares of restricted stock awards (“RSAs”) outstanding under the Company’s Equity Plan as of December 31, 2011 and changes during the year then ended is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value

Nonvested as of December 31, 2010	176,668	$4.90
Granted	1,000,000	3.50
Vested	(135,001)	4.90
Forfeited	(41,667)	4.90

Nonvested as of December 31, 2011	1,000,000	$3.50

The fair value of the restricted stock that vested during the years ended December 31, 2011 and 2010 was $662,000 and $1.1 million, respectively. As of December 31, 2011, there was $2.9 million of unrecognized compensation cost related to restricted stock granted under the Equity Plan.

Stock–Based Compensation Valuation and Expense

The Company accounts for its stock-based compensation plan using the fair value method. The fair value method requires the Company to estimate the grant date fair value of its stock based awards and amortize this fair value to compensation expense over the requisite service period or vesting term. To estimate the fair value of the Company’s stock-based awards the Company currently uses the Black-Scholes pricing model. The determination of the fair value of stock-based awards on the date of grant using an option- pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. These variables include the expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, the risk-free interest rate and expected dividends. Due to the inherent limitations of option-valuation models available today, including future events that are unpredictable and the estimation process utilized in determining the valuation of the stock-based awards, the ultimate value realized by award holders may vary significantly from the amounts expensed in the Company’s financial statements. For restricted stock awards, grant date fair value is based upon the market price of the Company’s common stock on the date of the grant. This fair value is then amortized to compensation expense over the requisite service period or vesting term.

Stock-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those stock-based awards that are expected to vest. A forfeiture rate is estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates.

The Company recorded stock option expense of $3.2 million, $3.9 million and $1.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The weighted average assumptions used to value stock option grants were as follows:

	For the Years Ended December 31,
Variable Ranges	2011	2010	2009
Exercise price	$2.50 - $5.05	$1.00 - $3.31	$0.60 - $1.00
Fair market value of the underlying stock on date of grant	$2.50 - $5.05	$0.85 - $3.31	$0.60 - $0.41
Stock Option Grants:
Risk-free interest rate	0.92% - 2.37%	1.33% - 2.61%	2.43% - 3.52%
Expected life, in years	4.00 - 6.25	0.12 - 6.25	10.0
Expected volatility	71.10% - 100.05%	63.4% - 86.1%	75.0%
Expected dividend yield	0.0%	0.0%	0.0%
Expected forfeiture rate	8.78%	23.0%	0.0%
Fair value per share	$1.91 - $3.29	$0.29 - $2.28	$0.28 - $0.35

The following describes each of these assumptions and the Company’s methodology for determining each assumption:

Risk-Free Interest Rate

The Company estimates the risk-free interest rate using the U.S. Treasury bill rate with a remaining term equal to the expected life of the award.

Expected Life

The expected life represents the period that the stock option awards are expected to be outstanding derived using the “simplified” method as allowed under the provisions of the SEC’s Staff Accounting Bulletin No. 107 as the Company does not believe it has sufficient historical data to support a more detailed assessment of the estimate.

Expected Volatility

The Company estimates expected volatility based on the historical volatility of the Company’s common stock and its peers.

Expected Dividend Yield

The Company estimates the expected dividend yield by giving consideration to its current dividend policies as well as those anticipated in the future considering the Company’s current plans and projections.

2008 Employee Stock Purchase Plan

On December 23, 2008, the board of directors adopted the Lighting Science Group Corporation 2008 Employee Stock Purchase Program (the “2008 ESPP”). The purpose of the 2008 ESPP was to provide a means through which employees could purchase shares of common stock on an after-tax basis through payroll deductions. All Company employees were eligible to participate and amounts credited to a participant’s account during each payroll period were automatically used to purchase a whole share based on the fair market value of the common stock on the date the shares are purchased. There was no limit on the number of shares that may be purchased under the 2008 ESPP. On February 10, 2011, in conjunction with the board of directors’ adoption of the Lighting Science Group Corporation 2011 Employee Stock Purchase Plan (the “2011 ESPP”), the 2008 ESPP was amended, effective as of March 1, 2011, to prohibit individuals who are eligible to participate in the 2011 ESPP from participating in the 2008 ESPP. During 2011, the Company issued 350 shares of its common stock to certain employees under the 2008 ESPP at $4.13 per share.

2011 Employee Stock Purchase Plan

All employees of the Company and any designated subsidiary are eligible to participate in the 2011 ESPP, subject to certain exceptions. The total number of shares of common stock that may be purchased by eligible employees under the 2011 ESPP is 2,000,000 shares, subject to adjustment. The 2011 ESPP is a qualified employee stock purchase plan under Section 423 of the Code and was approved by the Company’s stockholders at its annual meeting on August 10, 2011.

The purpose of the 2011 ESPP is to provide employees of the Company and designated subsidiaries with an opportunity to acquire a proprietary interest in the Company. Accordingly, the 2011 ESPP offers eligible employees the opportunity to purchase shares of common stock of the Company at a discount to the market value through voluntary systematic payroll deductions. For the initial offering under the 2011 ESPP, a participant may elect to use up to 30% of his or her compensation to purchase whole shares of common stock of the Company, but may not purchase more than 2,000 shares per year. The purchase price for each purchase period will be 85% of the fair market value of a share of common stock of the Company on the purchase date, rounded up to the nearest whole cent. Unless sooner terminated by the board of directors, the 2011 ESPP will remain in effect until December 31, 2020. During 2011, the Company issued 13,705 shares of its common stock to certain employees under the 2011 ESPP at prices ranging from $1.62 to $2.32 per share.